Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Pension and Other Post-Employment Benefit Plan		$ 219	$ 288
Provision for West White Rose Expansion Project		212	259
Provisions for Onerous and Unfavourable Contracts		75	99
Employee Long-Term Incentives		116	74
Drilling Provisions		26	56
Deferred Revenue		43	41
Other		99	112
Other Liabilities		$ 790	$ 929
Adjustment to West White Rose Expansion Project provision	$ 47
West White Rose Expansion Project
Disclosure of joint ventures [line items]
Percentage of working interest acquired	1250.00%